Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000927972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	mpf_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated May 1, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information found on page 13 in the last sentence of the second paragraph under Principal Investment Strategies for the Inflation-Protected and Income Fund:
The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated May 1, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information found on page 13 in the last sentence of the second paragraph under Principal Investment Strategies for the Inflation-Protected and Income Fund:
The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE